Income Tax (Details 3)	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)
Statement [Line Items]
Intangible assets	$ 13,869,600	$ 14,599,580
Property and equipment	25,730	33,570
Contingent liability	2,606,050	1,856,930
Financing costs	1,517,840	3,078,420
Capital loss	11,807,140	11,766,200
Total unrecognized deductible temporary differences	94,057,550	90,907,480
Australia [Member]
Statement [Line Items]
Tax loss carryforwards	20,410	19,250
Hong Kong [Member]
Statement [Line Items]
Tax loss carryforwards	79,790	79,370
Canada [Member]
Statement [Line Items]
Tax loss carryforwards	63,617,570	58,788,940
United State [Member]
Statement [Line Items]
Tax loss carryforwards	$ 513,420	$ 685,220	$ 685,220